Financial and capital risk management - Effects of derivatives on statement of financial position and Net exposure (Details) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets		$ 522	$ 342
Liabilities		47	90
Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets		1,081	538
Liabilities		145	276
Derivative Financial Assets Liabilities		936	262
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets		966	425
Liabilities		71	214
Derivative Financial Assets Liabilities		895	211
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets		115	113
Liabilities		71	57
Derivative Financial Assets Liabilities		44	56
Not Designated As Hedging Instruments [Member] | Cdi Tjlp Versus Usd Fixed And Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets		90	11
Liabilities		30	144
Derivative Financial Assets Liabilities		60	(133)
Not Designated As Hedging Instruments [Member] | Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Liabilities		41	63
Derivative Financial Assets Liabilities		(41)	(63)
Not Designated As Hedging Instruments [Member] | Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets		868	407
Liabilities			7
Derivative Financial Assets Liabilities		868	400
Not Designated As Hedging Instruments [Member] | Libor Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets		8	7
Derivative Financial Assets Liabilities	[1]	8	7
Not Designated As Hedging Instruments [Member] | Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets		70	78
Liabilities		71	56
Derivative Financial Assets Liabilities		(1)	22
Not Designated As Hedging Instruments [Member] | Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets		45	35
Liabilities			1
Derivative Financial Assets Liabilities		45	34
Not Designated As Hedging Instruments [Member] | Other Options [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Liabilities		3	5
Derivative Financial Assets Liabilities		$ (3)	$ (5)

[1]	In March 2021, the UK Financial Conduct Authority (“FCA”), the financial regulator in the United Kingdom, announced the discontinuation of the LIBOR rate for all terms in pounds, euros, Swiss francs, yen and for terms of one week and two months in dollars at the end of December 2021 and the other terms at the end of June 2023. Vale has finalized the negotiations for the replacement of the reference interest rate of its financial contracts from LIBOR to Secured Overnight Financing Rate ("SOFR"), with spread adjustments to match the transaction costs. The Company does not expect material impacts on the cash flows of these operations.